Income Taxes - Reconciliation of Tax of Income Before Income Taxes and Total Tax Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income tax expense at U.S. statutory rate	$ 1,541	$ 1,694	$ 2,823
State income tax, less federal benefit	29	6	12
Taxes related to foreign operations	200	767	563
Tax credits	6	(4)	(14)
Deferred tax on distributed foreign earnings	225
Current and deferred taxes related to currency fluctuations	(144)	26	(67)
Change in U.K. tax rate		118	218
Net change in tax contingencies	(10)	(115)	(6)
Valuation allowances	132	341	8
All other, net	(55)	20	(45)
Total	$ 1,924	$ 2,853	$ 3,492